Pensions and Other Benefit Plans (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Retirement Plans [Member]
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	$ 1,055	$ 865	$ 781
Net actuarial loss	(3,559)	2,007
Amortization of net actuarial (loss) gain	(681)	(494)
Prior service cost	34	12
Amortization of prior service (cost) credit	(13)	(6)
Effect of exchange rates	(6)	79
Total recognized in other comprehensive income, before tax	(4,225)	1,598
Total recognized in net periodic benefit cost and other comprehensive income	(3,170)	2,463
Other Benefit Plans [Member]
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	452	409	378
Net actuarial loss	248	458
Amortization of net actuarial (loss) gain	(111)	(76)
Prior service cost	8	0
Amortization of prior service (cost) credit	0	3
Effect of exchange rates	(6)	1
Total recognized in other comprehensive income, before tax	139	386
Total recognized in net periodic benefit cost and other comprehensive income	$ 591	$ 795